Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components of Income Tax (Benefit) Expenses	The components of income tax (benefit) expenses are as follows:
	For the Years Ended March 31,
	2026	2025	2024

Current	$1,791	$2,982	$24,988
Deferred	(1,990,055)	(30,804,128)	—
Total	$(1,988,264)	$(30,801,146)	$24,988

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The significant components of deferred tax assets and deferred tax liabilities as of March 31, 2026 and 2025 was as below:

	As of March 31,
	2026	2025

Deferred tax assets
Net operating loss carryforwards in China	$4,831,979	$41,269,603
Allowance for credit loss	27,154	—
Total deferred tax assets	$4,859,133	$41,269,603

Deferred tax liabilities
Intangible assets from acquisition	$(2,598,580)	$(32,580,236)
Amortization	1,149,372	522,528
Intangible assets impairment	1,449,208	30,110,105
Total deferred tax liabilities	$—	$(1,947,603)

Net deferred tax asset (liabilities) before allowance	$4,859,133	$39,322,000
Valuation allowance	(4,859,133)	(41,269,603)
Total net deferred tax (liability)	$—	$(1,947,603)

Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2026, 2025 and 2024.

	For the Years Ended March 31,
	2026	2025	2024
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax rate	0.0%	4.0%	4.0%
Non—deductible foreign losses	1.5%	0.8%	5.8%
Change in valuation allowance	13.9%	42.5%	20.3%
Non—deductible expenses and others	0.0%	(3.8)%	(5.4)%
Effective tax rate	(9.6)%	18.5%	(0.3)%